Segment information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment	The following tables present our segment information for the three and six months ended June 30, 2021 and 2020. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Three months ended June 30, 2021
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€43,728	€37,572	€12,148	€—	€93,448
Subscription revenue	—	—	—	1,214	1,214
Other revenue	—	—	—	812	812
Total revenue	€43,728	€37,572	€12,148	€2,026	€95,474
Advertising spend	29,771	28,564	6,278	—	64,613
ROAS contribution	€13,957	€9,008	€5,870	€2,026	€30,861
Costs and expenses:
Cost of revenue, including related party, excluding amortization					2,961
Other selling and marketing, including related party (1)					6,753
Technology and content, including related party					13,753
General and administrative, including related party					10,189
Amortization of intangible assets					68
Operating loss					€(2,863)
Other income/(expense)
Interest expense					(146)
Other, net					(274)
Total other income/(expense), net					€(420)
Loss before income taxes					€(3,283)
Expense/(benefit) for income taxes					6
Net loss					€(3,289)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Three months ended June 30, 2020
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€4,891	€6,533	€2,457	€—	€13,881
Subscription revenue	—	—	—	1,958	1,958
Other revenue	—	—	—	293	293
Total revenue	€4,891	€6,533	€2,457	€2,251	€16,132
Advertising spend	1,372	2,097	1,996	—	5,465
ROAS contribution	€3,519	€4,436	€461	€2,251	€10,667
Costs and expenses:
Cost of revenue, including related party, excluding amortization					2,654
Other selling and marketing, including related party (1)					7,382
Technology and content, including related party					18,293
General and administrative, including related party					9,019
Amortization of intangible assets					36
Operating loss					€(26,717)
Other income/(expense)
Interest expense					(59)
Other, net					(274)
Total other income/(expense), net					€(333)
Loss before income taxes					€(27,050)
Expense/(benefit) for income taxes					(6,913)
Loss before equity method investment					€(20,137)
Income/(loss) from equity method investment					(21)
Net loss					€(20,158)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Six months ended June 30, 2021
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€53,262	€55,861	€20,492	€—	€129,615
Subscription revenue	—	—	—	2,563	2,563
Other revenue	—	—	—	1,522	1,522
Total revenue	€53,262	€55,861	€20,492	€4,085	€133,700
Advertising spend	34,665	38,553	10,036	—	83,254
ROAS contribution	€18,597	€17,308	€10,456	€4,085	€50,446
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,547
Other selling and marketing, including related party (1)					11,449
Technology and content, including related party					26,393
General and administrative, including related party					18,704
Amortization of intangible assets					68
Operating loss					€(11,715)
Other income/(expense)
Interest expense					(202)
Other, net					632
Total other income/(expense), net					€430
Loss before income taxes					€(11,285)
Expense/(benefit) for income taxes					(1,256)
Net loss					€(10,029)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Six months ended June 30, 2020
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€62,195	€61,171	€27,231	€—	€150,597
Subscription revenue	—	—	—	4,368	4,368
Other revenue	—	—	—	970	970
Total revenue	€62,195	€61,171	€27,231	€5,338	€155,935
Advertising spend	37,620	45,995	24,405	—	108,020
ROAS contribution	€24,575	€15,176	€2,826	€5,338	€47,915
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,468
Other selling and marketing, including related party (1)					16,204
Technology and content, including related party					35,909
General and administrative, including related party					24,324
Amortization of intangible assets					361
Impairment of goodwill					207,618
Operating loss					€(241,969)
Other income/(expense)
Interest expense					(105)
Other, net					(598)
Total other income/(expense), net					€(703)
Loss before income taxes					€(242,672)
Expense/(benefit) for income taxes					(8,035)
Loss before equity method investment					€(234,637)
Income/(loss) from equity method investment					213
Net loss					€(234,424)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.